Restructuring, Impairment and Other Charges - Other Charges - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Other Charges	$ 3	$ 22	$ 17
Accrued liabilities	237	203
Other noncurrent liabilities	106	84
Courier Corporation
Restructuring Cost And Reserve [Line Items]
Restructuring, integration charges		19
Multi-employer pension plan withdrawal obligations
Restructuring Cost And Reserve [Line Items]
Other Charges	5	4	18
Accrued liabilities	6	6
Other noncurrent liabilities	39	42
Multiemployer Plans, Pension
Restructuring Cost And Reserve [Line Items]
Other Charges			17
Multiemployer Plans, Pension | Multi-employer pension plan withdrawal obligations
Restructuring Cost And Reserve [Line Items]
Other Charges	$ 3	$ 3	$ 17